Sound Equity Dividend Income ETF
Schedule of Investments
August 31, 2026 (Unaudited)
COMMON STOCKS - 99.3%	Shares	Value
Banking - 10.9%
Citigroup, Inc.	3,531	$464,750
Citizens Financial Group, Inc.	16,796	1,156,741
M&T Bank Corp.	3,163	739,952
Provident Financial Services, Inc.	36,128	845,395
		3,206,838

Consumer Discretionary Products - 5.0%
Hasbro, Inc.	7,382	694,646
Scotts Miracle-Gro Co.	13,030	779,194
		1,473,840

Consumer Discretionary Services - 1.2%
Wendy's Co.	42,272	350,858

Consumer Staple Products - 13.8%
Clorox Co.	5,209	508,815
J.M. Smucker Co.	7,032	922,317
Kraft Heinz Co.	31,277	802,881
PepsiCo, Inc.	4,161	583,955
Perrigo Co. PLC	85,869	1,257,122
		4,075,090

Financial Services - 4.2%
Fidelity National Financial, Inc.	8,782	407,924
Franklin Resources, Inc.	24,676	842,685
		1,250,609

Health Care - 8.7%
AbbVie, Inc.	3,005	770,542
GSK PLC, ADR	18,704	939,876
Pfizer, Inc.	30,368	864,273
		2,574,691

Industrial Products - 2.3%
Stanley Black & Decker, Inc.	6,994	674,012

Industrial Services - 3.2%
United Parcel Service, Inc. - Class B	9,082	946,617

Insurance - 6.5%
Corebridge Financial, Inc.	31,151	1,013,653
Principal Financial Group, Inc.	8,100	892,296
		1,905,949

Materials - 9.0%
Amcor PLC	18,164	$833,546
Greif, Inc. - Class B	7,845	828,746
Sonoco Products Co.	17,793	981,284
		2,643,576

Media - 4.6%
Omnicom Group, Inc.	15,524	1,358,816

Oil & Gas - 10.9%
Enbridge, Inc.	14,075	711,773
HF Sinclair Corp.	7,055	716,859
ONEOK, Inc.	8,740	839,127
TotalEnergies SE, ADR	10,519	928,933
		3,196,692

Software & Tech Services - 6.3%
Accenture PLC - Class A	6,690	1,269,494
International Business Machines Corp.	2,508	586,546
		1,856,040

Tech Hardware & Semiconductors - 2.9%
Cisco Systems, Inc.	7,673	847,790

Telecommunications - 3.9%
AT&T, Inc.	44,654	1,156,092

Utilities - 5.9%
Avista Corp.	19,342	718,749
Eversource Energy	14,588	1,023,202
		1,741,951

TOTAL COMMON STOCKS (Cost $24,410,336)		29,259,461

SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%	Shares	Value
First American Government Obligations Fund - Class X, 3.59%(a)	74,355	74,355

TOTAL SHORT-TERM INVESTMENTS (Cost $74,355)		74,355

TOTAL INVESTMENTS - 99.6% (Cost $24,484,691)		$29,333,816
Other Assets in Excess of Liabilities - 0.4%		112,732
TOTAL NET ASSETS - 100.0%		$29,446,548

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
PLC	Public Limited Company

(a)	The rate shown represents the 7-day annualized effective yield as of August 31, 2026.